Share Option Plans - Amounts of Share-Based Compensation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Revenues [Member] USD ($)	Dec. 31, 2013 Cost of Revenues [Member] CNY	Dec. 31, 2012 Cost of Revenues [Member] CNY	Dec. 31, 2011 Cost of Revenues [Member] CNY	Dec. 31, 2013 Sales and Marketing [Member] USD ($)	Dec. 31, 2013 Sales and Marketing [Member] CNY	Dec. 31, 2012 Sales and Marketing [Member] CNY	Dec. 31, 2011 Sales and Marketing [Member] CNY	Dec. 31, 2013 General and Administrative [Member] USD ($)	Dec. 31, 2013 General and Administrative [Member] CNY	Dec. 31, 2012 General and Administrative [Member] CNY	Dec. 31, 2011 General and Administrative [Member] CNY	Dec. 31, 2013 Research and Development [Member] USD ($)	Dec. 31, 2013 Research and Development [Member] CNY	Dec. 31, 2012 Research and Development [Member] CNY	Dec. 31, 2011 Research and Development [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 208	1,261	2,076	7,127			(13)	21	$ 7	45	11	347	$ 105	635	900	4,127	$ 96	581	1,178	2,632